Financial Instruments and Fair Value Disclosures (Details Narrative)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) Notes	Dec. 31, 2014 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels, net		$ 73,928,185
Impairment loss	11,615,889	96,643,651	$ 15,695,282
Vessels held for sale		13,740,200
Loss related to vessels held for sale		$ 116,788,543
Vessel Net Book Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of vessels | Notes		6
Vessels, net		$ 73,928,185	$ 369,032,973
Impairment loss		52,467,630
Vessels Held For Sale [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale		13,740,200
Loss related to vessels held for sale		$ 69,125,569
Exchange Offer [Member] | Common Class A [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exchange offer ratio	One Note for ten
Exchange offer per share (in dollars per share) | $ / shares	$ 2.79
Aggregate of exchange offer	$ 1,841,464